Lease Accounting - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Lease, option to extend	one
Property, plant and equipment, gross	$ 7,986,434	$ 7,474,281
Property, plant and equipment, net	5,345,193	5,020,684
Depreciation	330,900	324,400	$ 316,800
Building and land improvements
Lessee, Lease, Description [Line Items]
Property, plant and equipment, gross	146,800	134,900
Property, plant and equipment, net	107,800	102,000
Building and land improvements | Argo
Lessee, Lease, Description [Line Items]
Depreciation	$ 4,600	$ 4,800	$ 4,300
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Extended lease term	1 year
Remaining term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	27 years
Extended lease term	10 years
Remaining term	12 years